Subsequent Events (Details) - USD ($)												1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 07, 2021	Aug. 31, 2021	Aug. 09, 2021	Jun. 23, 2021	Jun. 17, 2021	Mar. 29, 2021	Feb. 22, 2021	Jan. 11, 2021	Nov. 15, 2020	Jan. 01, 2020	May 15, 2009	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jan. 31, 2020
Subsequent Events (Details) [Line Items]
Lease rent expense														$ 3,224	$ 1,463	$ 2,096,000	$ 1,784,000
Lessee, Operating Lease maturity Date of Contract				Feb. 28, 2025			Feb. 28, 2025		Feb. 14, 2024	Mar. 31, 2025	Feb. 14, 2024
Lessee, Operating Lease, Term of Contract							48 months			60 months								44 months	84 months
Operating Lease Period One												41 months
Research Triangle Park [Member]
Subsequent Events (Details) [Line Items]
Operating Lease Annual Rent Increase Percentage													3.00%
Trinity Capital [Member]
Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 11,250,000
Line of Credit Facility, Current Borrowing Capacity						$ 5,000,000
Line of Credit Facility, Interest Rate During Period						3.25%
Trinity Capital [Member] | Debt Funding [Member]
Subsequent Events (Details) [Line Items]
Debt instrument payment terms														36 months
Environmental Impact Acquisition Corp [Member] | Additional PIPE Financing [Member]
Subsequent Events (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares												1,900,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Lessee, Operating Lease maturity Date of Contract				Feb. 28, 2025			Feb. 28, 2025	Feb. 14, 2024					Jul. 31, 2033
Lessee, Operating Lease, Term of Contract				44 months			48 months
Minimum purchase commitments												$ 11,500,000
Subsequent Event [Member] | Research Triangle Park [Member]
Subsequent Events (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals													$ 2,300,000
Subsequent Event [Member] | Office Space In Rochestor [Member]
Subsequent Events (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals												$ 92
Subsequent Event [Member] | Debt Funding [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued	219,839
Debt Conversion, Converted Instrument, Rate	0.82%
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Lease rent expense				$ 274,000			$ 686,000	$ 579,000
Subsequent Event [Member] | Trinity Capital [Member]
Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 11,250,000
Line of Credit Facility, Current Borrowing Capacity						$ 5,000,000
Line of Credit Facility, Interest Rate During Period						3.25%
Line of Credit Facility, Maximum Amount Outstanding During Period		$ 3,531,000			$ 4,378,000	$ 3,341,000
Subsequent Event [Member] | Trinity Capital [Member] | Debt Funding [Member]
Subsequent Events (Details) [Line Items]
Debt instrument payment terms	36 month
Subsequent Event [Member] | Trinity Capital [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 11,250,000
Subsequent Event [Member] | Environmental Impact Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Business Combination, Consideration Transferred			$ 282,300,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			10,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 105,300,000
Subsequent Event [Member] | Environmental Impact Acquisition Corp [Member] | Additional PIPE Financing [Member]
Subsequent Events (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares												19,000
Proceeds from Issuance of Common Stock												$ 97,600
Subsequent Event [Member] | Environmental Impact Acquisition Corp [Member] | PIPE Financing [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Common Stock												$ 300,400